Note 12 - Financial Liabilities at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trading liabilities:
Trading securities	€ 36,692	€ 59,629
Other trading liabilities	373	295
Total trading liabilities	37,065	59,924
Negative market values from derivative financial instruments	316,506	301,487
Total trading financial liabilities	353,571	361,411
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	42,723	46,254
Loan commitments	1	0
Long-term debt	4,761	5,607
Other financial liabilities designated at fair value through profit or loss	2,847	1,895
Total financial liabilities designated at fair value through profit or loss	50,332	53,757
Investment contract liabilities	544	512
Total financial liabilities at fair value through profit or loss	€ 404,448	€ 415,680